                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number          811-05151
                                    -------------------------------------

                          J.P. Morgan Mutual Fund Group
-------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                 522 Fifth Avenue, New York,              NY 10036
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

      JPMorgan Funds Management, Inc., 522 Fifth Avenue, New York, NY 10036
------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-480-4111
                                                    --------------------------

Date of fiscal year end:   October 31, 2004
                         -----------------------------------------------------

Date of reporting period:  January 31, 2005
                           ---------------------------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS.

                            JPMORGAN ASIA EQUITY FUND
                     (FORMERLY JPMORGAN FLEMING ASIA EQUITY)

                 SCHEDULE OF INVESTMENTS AS OF JANUARY 31, 2005

                                   (UNAUDITED)

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

JPMorgan Distribution Services, Inc.

(C) JPMorgan Chase & Co., 2005.

JPMORGAN ASIA EQUITY FUND (FORMERLY JPMORGAN FLEMING ASIA EQUITY FUND) PORTFOLIO OF INVESTMENTS

As of January 31, 2005 (unaudited)

    SHARES        ISSUER                                                    VALUE
--------------------------------------------------------------------------------------
               LONG - TERM INVESTMENTS - 99.6%

                  COMMON STOCKS -- 99.5%

                  CHINA -- 3.5%
        820,000   China Life Insurance Co., LTD * (f)                  $       547,716
      1,000,000   China Petroleum & Chemical Corp., Class H (f)                399,817
      1,000,000   China Telecom Corp., LTD , Class H (f)                       373,405
                                                                       ---------------
                                                                             1,320,938

                  HONG KONG -- 28.6%
        100,000   Cheung Kong Holdings LTD (f)                                 916,958
        244,000   China Merchants Holdings International Co., LTD (f)          479,348
        280,000   China Mobile Hong Kong LTD (f)                               879,903
        450,000   China Unicom LTD (f)                                         366,351
      1,300,000   CNOOC LTD (f)                                                689,169
        500,000   Denway Motors LTD (f)                                        184,301
        170,000   Esprit Holdings LTD (f)                                      982,992
        106,000   HSBC Holdings PLC (Hong Kong Registered Shares) (f)        1,758,390
         50,000   Hutchison Whampoa LTD (f)                                    455,049
        200,000   Hysan Development Co., LTD (f)                               382,306
      2,000,000   Solomon Systech International LTD (f)                        543,251
         60,000   Sun Hung Kai Properties LTD (f)                              555,676
         95,000   Swire Pacific LTD (f)                                        745,828
        270,000   Techtronic Industries Co., LTD (f)                           603,623
        187,000   Wharf Holdings LTD (f)                                       604,645
        400,000   Wheelock & Co., LTD (f)                                      603,864
                                                                       ---------------
                                                                            10,751,654

                  INDONESIA -- 3.9%
        250,000   Astra International TBK PT (f)                               273,832
        250,000   Gudang Garam TBK PT (f)                                      459,149
        800,000   Telekomunikasi Indonesia TBK PT (f)                          418,491
      1,000,000   United Tractors TBK PT (f)                                   310,446
                                                                       ---------------
                                                                             1,461,918

                  MALAYSIA -- 4.8%
        150,000   IOI Corp., BHD (f)                                           367,369
        140,000   Malaysia International Shipping Corp., BHD (f)               567,140
        200,000   Public Bank BHD (f)                                          423,717
        120,000   Tanjong PLC (f)                                              461,119
                                                                       ---------------
                                                                             1,819,345

                  SINGAPORE -- 11.5%
        550,000   CapitaLand LTD (f)                                           769,400
        200,000   City Developments LTD * (f)                                  836,447
        230,000   ComfortDelgro Corp., LTD (f)                                 210,802
        140,000   DBS Group Holdings LTD (f)                                 1,352,610

        100,000   Keppel Corp., LTD (f)                                        562,315
         70,000   Oversea-Chinese Banking Corp. (f)                            585,958
                                                                       ---------------
                                                                             4,317,532

                  SOUTH KOREA -- 25.8%
         21,510   Daesang Corp. * (f)                                          115,265
         25,000   Daishin Securities Co., LTD (f)                              375,727
         22,870   Halla Climate Control * (f)                                  223,339
          2,200   Hana Bank * (f)                                               58,482
          3,450   Hyundai Mobis * (f)                                          236,259
         28,000   Kookmin Bank (f)                                           1,209,079
          1,550   Kookmin Bank , ADR *                                          67,270
         23,700   Korea Electric Power Corp. * (f)                             645,930
          3,550   Kumgang Korea Chemical Co., LTD (f)                          527,005
          3,250   POSCO (f)                                                    590,133
          7,500   Samsung Electronics Co., LTD (f)                           3,621,508
          4,790   Samsung Fire & Marine Insurance Co., LTD (f)                 374,013
          5,100   Sindo Ricoh Co., LTD * (f)                                   303,203
          4,700   SK Telecom Co., LTD (f)                                      817,095
         60,000   Ssangyong Motor Co. * (f)                                    378,174
          3,790   Sungshin Cement Co., LTD (f)                                  69,928
          3,200   You Eal Electronics Co., LTD (f)                              94,393
                                                                       ---------------
                                                                             9,706,803

                  TAIWAN -- 16.1%
        250,000   Acer, Inc. (f)                                               392,942
        160,000   AU Optronics Corp. (f)                                       244,463
        550,000   Cathay Financial Holding Co., LTD (f)                      1,080,749
        512,250   China Steel Corp. (f)                                        573,362
        500,000   E.Sun Financial Holding Co., LTD (f)                         399,566
        400,000   Far EasTone Telecommunications Co., LTD (f)                  458,676
        220,000   First Financial Holding Co., LTD * (f)                       184,691
        200,000   Formosa Petrochemical Corp. (f)                              374,315
        168,749   Hon Hai Precision Industry Co., LTD (f)                      741,838
        610,013   Taiwan Semiconductor Manufacturing Co., LTD (f)            1,014,635
        271,000   Wan Hai Lines LTD (f)                                        269,084
        428,552   Yuanta Core Pacific Securities Co. (f)                       315,105
                                                                       ---------------
                                                                             6,049,426

                  THAILAND -- 5.3%
        150,000   Bangkok Bank PCL (f)                                         450,789
        250,000   Kasikornbank PCL * (f)                                       376,044
        130,000   PTT PCL                                                      620,332
         55,000   Siam Cement PCL (f)                                          381,679
        170,000   Thoresen Thai Agencies PCL *                                 176,349
                                                                       ---------------
                                                                             2,005,193
                  --------------------------------------------------------------------
                  Total Common Stocks
                  (Cost $29,014,519)                                        37,432,809
                  --------------------------------------------------------------------

                  PREFERRED STOCKS -- 0.1%
                  SINGAPORE -- 0.1%

         60,000   City Developments LTD
                  (Cost $35,206)                                                45,460

                  TOTAL INVESTMENTS -- 99.6%
                  (COST $29,049,725)                                     $  37,478,269
                  OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.4%                133,942

                  NET ASSETS -- 100.0%                                      37,612,211
--------------------------------------------------------------------------------------

                  Percentages indicated are based on net assets.

   SUMMARY OF INVESTMENTS BY INDUSTRY, JANUARY 31, 2005

   The following represents the allocations by industry for common stocks and other investments based on net assets:

   INDUSTRY                                                       % OF INVESTMENT SECURITIES
   ------------------------------------------------------------------------------------------
   Banking                                                                   18.3%
   Real Estate                                                               10.9
   Electronics/Electrical Equipment                                          10.3
   Telecommunications                                                         9.1
   Diversified                                                                6.3
   Oil & Gas                                                                  5.5
   Insurance                                                                  5.3
   Semi-Conductors                                                            4.1
   Retailing                                                                  3.4
   Shipping/Transportation                                                    3.3
   Steel                                                                      3.1
   Computers/Computer Hardware                                                3.0
   Automotive                                                                 2.7
   Agricultural Production/Services                                           2.2
   Financial Services                                                         1.8
   Utilities                                                                  1.7
   Consumer Products                                                          1.6
   Chemicals                                                                  1.4
   Consumer Services                                                          1.3
   Entertainment/Leisure                                                      1.2
   Construction Materials                                                     1.2
   Other (below 1%)                                                           1.9
   -----------------------------------------------------------------------------------------
   Total                                                                     99.6%
   -----------------------------------------------------------------------------------------

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at January 31, 2005, are as follows:

                                        GROSS                        GROSS                     NET UNREALIZED
    AGGREGATE                        UNREALIZED                   UNREALIZED                    APPRECIATION
      COST                          APPRECIATION                 DEPRECIATION                  (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------
$   29,049,725                      $  8,457,298                 $    (28,754)                 $     8,428,544

Abbreviations:
*          -  Non-income producing security.
(f)        -  Fair valued investment. The following are approximately the market value and percentage of the investments that are fair valued:

                 MARKET VALUE                PERCENTAGE
              ------------------            ------------
                 $ 36,568,858                   97.57%

ADR        -  American Depositary Receipt.

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

JPMorgan Distribution Services, Inc.

(C) JPMorgan Chase & Co., 2005.

                               JPMORGAN JAPAN FUND
                     (FORMERLY JPMORGAN FLEMING JAPAN FUND)

                 SCHEDULE OF INVESTMENTS AS OF JANUARY 31, 2005

                                   (UNAUDITED)

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

JPMorgan Distribution Services, Inc.

(C) JPMorgan Chase & Co., 2005.

JPMORGAN JAPAN FUND (FORMERLY JPMORGAN FLEMING JAPAN FUND)
PORTFOLIO OF INVESTMENTS

As of January 31, 2005 (unaudited)

SHARES    ISSUER                                                                                 VALUE
--------------------------------------------------------------------------------------------------------------
       LONG - TERM INVESTMENTS - 95.9%

          COMMON STOCKS -- 95.9%
          APPAREL -- 1.1%
200,000   Asics Corp.                                                                     $            718,610

          AUTOMOTIVE -- 10.7%
 50,000   Denso Corp. (f)                                                                            1,298,359
429,000   Mitsubishi Motors Corp. * (f) (l)                                                            591,789
 15,000   Musashi Seimitsu Industry Co., LTD (f)                                                       370,754
122,200   Nissan Motor Co., LTD (f)                                                                  1,291,423
 70,600   Suzuki Motor Corp.                                                                         1,291,968
 55,300   Toyota Motor Corp. (f) (l)                                                                 2,153,367
                                                                                          --------------------
                                                                                                     6,997,660

          BANKING -- 8.3%
    141   Mitsubishi Tokyo Financial Group, Inc. (f)                                                 1,334,023
    185   Mizuho Financial Group, Inc. (f)                                                             892,197
     66   Sumitomo Mitsui Financial Group, Inc. (f) (l)                                                463,047
 85,000   The 77 Bank LTD (f)                                                                          615,922
152,000   The Bank of Yokohama LTD                                                                     957,938
    194   UFJ Holdings, Inc. * (f)                                                                   1,159,070
                                                                                          --------------------
                                                                                                     5,422,197

          BUSINESS SERVICES -- 2.3%
  4,600   Arrk Corp. (f)                                                                               187,492
    247   Fullcast Co., LTD                                                                            694,625
 15,000   Secom Techno Service Co., LTD                                                                622,282
                                                                                          --------------------
                                                                                                     1,504,399

          CHEMICALS -- 4.5%
 28,000   Fujikura Kasei Co., LTD (f)                                                                  225,907
 21,100   JSR Corp. (f) (l)                                                                            448,874
 10,800   Nitto Denko Corp. (f)                                                                        575,005
121,000   Showa Denko K.K.                                                                             288,699
 95,000   Tokuyama Corp. (f) (l)                                                                       592,322
192,000   Toyo Ink Mfg. Co., LTD (f)                                                                   832,286
                                                                                          --------------------
                                                                                                     2,963,093

          COMPUTER SOFTWARE -- 0.5%
     93   Cybernet Systems Co., LTD                                                                    305,381

          CONSTRUCTION -- 1.9%
 19,500   Daikin Industries LTD (f)                                                                    525,269
 90,000   Sekisui Chemical Co., LTD (f)                                                                702,794
                                                                                          --------------------
                                                                                                     1,228,063

          CONSTRUCTION MATERIALS -- 0.6%
 73,000   Sanwa Shutter Corp. (f)                                                                      414,367

          CONSUMER SERVICES -- 4.8%
 65,000   Park24 Co., LTD (f) (l)                                                                    1,285,037

    585   Take And Give Needs Co., LTD *                                                               713,115
 13,920   USS Co., LTD (f)                                                                           1,152,405
                                                                                          --------------------
                                                                                                     3,150,557

          DISTRIBUTION -- 5.6%
 30,900   Advan Co., LTD (f)                                                                           433,272
 17,300   Misumi Corp. (f) (l)                                                                         522,237
 46,200   Mitsubishi Corp. (f)                                                                         542,812
162,000   Mitsui & Co., LTD (f)                                                                      1,503,270
 79,000   Sumitomo Corp. (f)                                                                           677,576
                                                                                          --------------------
                                                                                                     3,679,167

          ELECTRONICS/ELECTRICAL EQUIPMENT -- 15.4%
 12,000   Alpha Corp. (f)                                                                              556,764
 49,000   Anritsu Corp. (f) (l)                                                                        379,291
  8,700   Fanuc LTD (f) (l)                                                                            586,838
110,000   Fujikura LTD (f) (l)                                                                         490,034
 22,900   Ibiden Co., LTD (f) (l)                                                                      431,437
 12,500   Iriso Electronics Co., LTD (f)                                                               228,602
  4,800   Keyence Corp. (f)                                                                          1,101,603
 40,000   Matsushita Electric Industrial Co., LTD (f)                                                  594,191
133,000   Mutoh Industries LTD * (f)                                                                   375,451
  7,600   Nidec Corp. (f)                                                                              854,180
116,000   Nissin Electric Co., LTD                                                                     397,073
127,000   Oki Electric Industry Co., LTD * (f) (l)                                                     560,568
 19,800   Seiko Epson Corp. (f)                                                                        820,181
  5,000   SMC Corp. (f)                                                                                583,898
 24,300   Sony Corp. (f)                                                                               898,632
258,000   Toshiba Corp. (f)                                                                          1,044,922
 18,300   Toyo Corp. (f)                                                                               238,450
                                                                                          --------------------
                                                                                                    10,142,115

          ENTERTAINMENT/LEISURE -- 2.6%
 30,300   Avex Group Holdings, Inc. (f) (l)                                                            418,526
 65,000   Mizuno Corp. (f)                                                                             291,437
 15,200   Sega Sammy Holdings, Inc. * (f)                                                              979,981
                                                                                          --------------------
                                                                                                     1,689,944

          FINANCIAL SERVICES -- 8.5%
 13,350   Acom Co., LTD (f)                                                                            938,021
  2,650   Aiful Corp. (f)                                                                              300,411
    106   Asset Managers Co., LTD (f)                                                                  453,860
  6,700   Diamond Lease Co., LTD (f)                                                                   260,386
  2,900   Jafco Co., LTD (f) (l)                                                                       196,085
 43,000   Japan Asia Investment Co., LTD (f)                                                           177,381
 28,200   Lopro Corp. (f) (l)                                                                          209,666
 34,400   Matsui Securities Co., LTD (f) (l)                                                         1,227,643
    208   NIF Ventures Co., LTD (f)                                                                    355,332
241,000   Shinko Securities Co., LTD (f)                                                               749,760
223,000   Tokai Tokyo Securities Co., LTD                                                              691,208
                                                                                          --------------------
                                                                                                     5,559,753

          FOOD/BEVERAGE PRODUCTS -- 0.4%
  5,500   Ito En LTD (f) (l)                                                                           291,376

          HEALTH CARE/HEALTH CARE SERVICES -- 0.7%

  4,400   Hoya Corp. (f)                                                                               453,646

          HOTELS/OTHER LODGING -- 0.3%
 10,100   Kyoritsu Maintenance Co., LTD (f)                                                            217,753

          MACHINERY & ENGINEERING EQUIPMENT -- 4.8%
     27   Harmonic Drive Systems, Inc.                                                                 248,164
371,000   Ishikawajima-Harima Heavy Industries Co., LTD * (f)                                          545,266
164,000   Komatsu LTD (f)                                                                            1,217,526
 28,000   Mori Seiki Co., LTD (f)                                                                      295,593
 51,000   Nabtesco Corp. (f)                                                                           343,040
 12,100   Takeuchi Manufacturing Co., LTD (f)                                                          531,413
                                                                                          --------------------
                                                                                                     3,181,002

          MANUFACTURING -- 0.7%
 84,000   NSK LTD (f)                                                                                  435,637

          METALS/MINING -- 1.3%
123,000   Dowa Mining Co., LTD (f)                                                                     845,561

          OFFICE/BUSINESS EQUIPMENT -- 1.9%
 24,300   Canon, Inc. (f)                                                                            1,268,967

          OIL & GAS -- 3.5%
129,000   Nippon Mining Holdings, Inc.                                                                 653,929
241,000   Nippon Oil Corp. (f)                                                                       1,653,217
                                                                                          --------------------
                                                                                                     2,307,146

          PAPER/FOREST PRODUCTS -- 0.7%
 45,000   Sumitomo Forestry Co., LTD (f)                                                               456,221

          REAL ESTATE -- 3.1%
  3,800   Aeon Mall Co., LTD (f)                                                                       291,905
 36,000   Mitsubishi Estate Co., LTD (f)                                                               454,685
 48,900   The Japan General Estate Co., LTD (f)                                                        592,554
 19,500   Yasuragi Co., LTD *                                                                          684,464
                                                                                          --------------------
                                                                                                     2,023,608

          RETAILING -- 3.6%
 37,200   AEON Co., LTD (f)                                                                            624,937
 26,000   Izumi Co. LTD (f) (l)                                                                        582,601
 98,000   Parco Co., LTD (f)                                                                           615,431
 54,000   Takashimaya Co., LTD (f)                                                                     518,206
                                                                                          --------------------
                                                                                                     2,341,175

          SEMI-CONDUCTORS -- 1.7%
 19,000   Tokyo Electron LTD (f)                                                                     1,106,801

          STEEL -- 2.6%
 40,400   JFE Holdings, Inc. (f) (l)                                                                 1,118,342
231,000   Nippon Steel Corp. (f)                                                                       562,202
                                                                                          --------------------
                                                                                                     1,680,544

          TELECOMMUNICATIONS -- 1.4%
     98   Alpha Group, Inc. * (f)                                                                      380,804
     55   KDDI Corp. (f)                                                                               280,965
 44,000   Tamura Taiko Holdings, Inc. * (f)                                                            257,632
                                                                                          --------------------
                                                                                                       919,401

          TEXTILES -- 1.1%
159,000   Toray Industries, Inc. (f)                                                                   741,524

          TOOLS/EQUIPMENT -- 0.4%
  6,400   Disco Corp. (l)                                                                              297,613

          TRANSPORTATION -- 0.9%
 94,000   Mitsui O.S.K. Lines LTD (f)                                                                  587,701

          ----------------------------------------------------------------------------------------------------
          Total Common Stocks
          (Cost $58,305,998)                                                                        62,930,982
          ----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
          TOTAL INVESTMENTS -- 95.9%
          (COST $58,305,998)                                                              $         62,930,982
          OTHER ASSETS IN EXCESS OF LIABILITIES -- 4.1%                                              2,726,967

          NET ASSETS -- 100.0%                                                                      65,657,949
--------------------------------------------------------------------------------------------------------------

          Percentages indicated are based on net assets.

 SHARES                               COLLATERAL INVESTMENTS                        VALUE
-----------------------------------------------------------------------------------------------
                MONEY MARKET FUNDS (c)
3,503,079       Morgan Stanley Institutional Liquidity Funds                    $     3,503,305
4,800,000       Barclays Global Investors Prime Money Market Fund                     4,800,322
                                                                                ---------------
                                                                                $     8,303,627
                                                                                ===============

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at January 31, 2005, are as follows:

                                GROSS                     GROSS                  NET UNREALIZED
      AGGREGATE              UNREALIZED                UNREALIZED                 APPRECIATION
        COST                APPRECIATION              DEPRECIATION               (DEPRECIATION)
-----------------------------------------------------------------------------------------------
$     58,305,998        $      5,049,107             $    (424,123)             $     4,624,984


Abbreviations:
   *     -   Non-income producing security.
  (c)    -   Investment of cash collateral for portfolio securities on loan.
  (f)    -   Fair valued investment. The following are approximately the market value and percentage of the investments that are fair valued:

                                 MARKET VALUE                      PERCENTAGE
                                 ------------                      ----------
                                 $ 54,365,913                        86.39%

  (l)    -   Security, or portion of a security, has been delivered to
             counterparty as part of security lending transaction.

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

JPMorgan Distribution Services, Inc.

(C) JPMorgan Chase & Co., 2005.

               JPMORGAN TAX AWARE INTERNATIONAL OPPORTUNITIES FUND

     (FORMERLY JPMORGAN FLEMING TAX AWARE INTERNATIONAL OPPORTUNITIES FUND)

                 SCHEDULE OF INVESTMENTS AS OF JANUARY 31, 2005

                                   (UNAUDITED)

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

(C) J.P. Morgan Chase & Co., 2005.

JPMORGAN TAX AWARE INTERNATIONAL OPPORTUNITIES FUND
(FORMERLY JPMORGAN FLEMING TAX AWARE INTERNATIONAL OPPORTUNITIES FUND) PORTFOLIO OF INVESTMENTS

As of January 31, 2005 (Unaudited)
(Amounts in thousands)

    SHARES        ISSUER                                                    VALUE
--------------------------------------------------------------------------------------
               LONG - TERM INVESTMENTS -- 97.1%

                  COMMON STOCKS -- 97.1%
                  AUSTRALIA -- 1.2%
            110   News Corp., LTD +                                    $         1,852
            338   Southern Pacific Petroleum NL * (d) +                              0
                                                                       ---------------
                                                                                 1,852

                  BRAZIL -- 1.1%
             48   Petroleo Brasileiro SA, ADR +                                  1,736

                  FINLAND -- 1.2%
             47   Stora Enso OYJ, R Shares (f) +                                   679
             38   Tietoenator OYJ +                                              1,098
                                                                       ---------------
                                                                                 1,777

                  FRANCE -- 14.2%
             98   AXA (f) +                                                      2,374
             46   BNP Paribas (f) +                                              3,329
              4   Lafarge SA (f) +                                                 373
             16   LVMH Moet Hennessy Louis Vuitton SA (f) +                      1,134
             41   Peugeot SA (f) +                                               2,544
             24   Sanofi-Aventis (f) +                                           1,777
              4   Technip SA (f) +                                                 630
             76   Thomson SA (f) +                                               1,926
             24   Total SA (f) +                                                 5,218
             59   Veolia Environnement (f) +                                     2,103
                                                                       ---------------
                                                                                21,408

                  GERMANY -- 4.3%
             13   BASF AG (f) +                                                    892
             73   Bayer AG (f) +                                                 2,364
             19   Bayerische Motoren Werke AG (f) +                                783
             10   E.ON AG (f) +                                                    932
              7   Lanxess AG * +                                                   140
             21   Schering AG (f) +                                              1,403
                                                                       ---------------
                                                                                 6,514

                  HONG KONG -- 3.3%
            369   Cathay Pacific Airways LTD (f) +                                 662
            195   Hutchison Whampoa LTD (f) +                                    1,777
            276   Sun Hung Kai Properties LTD (f) +                              2,556
                                                                       ---------------
                                                                                 4,995

                  INDIA -- 2.0%
            120   Reliance Industries LTD, GDR, # +                              2,970

                  IRELAND -- 1.1%
             63   CRH PLC (f) +                                                  1,660

                  ITALY -- 1.7%
            417   Banca Intesa SpA (f) +                                         1,940
             23   ENI- EnteNazionale Idrocarburi SPA (f) +                         558
                                                                       ---------------
                                                                                 2,498

                  JAPAN -- 18.9%
             18   Canon, Inc. (f) +                                                924
            328   Daiwa Securities Group, Inc. (f) +                             2,222
            219   Fujitsu LTD (f) +                                              1,272
             17   Honda Motor Co., LTD (f) +                                       905
            563   Itochu Corp. (f) +                                             2,663
              0   Japan Tobacco, Inc. (f) +                                      1,339
             63   JFE Holdings, Inc. (f) +                                       1,733
            151   Kubota Corp. (f) +                                               808
             27   Kyocera Corp. (f) +                                            1,962
            226   Mitsui Chemicals, Inc. (f) +                                   1,305
              7   NEC Electronics Corp. (f) +                                      369
             13   Nintendo Co., LTD (f) +                                        1,498
              1   Nippon Telegraph & Telephone Corp. (f) +                       2,120
             50   Ricoh Co., LTD (f) +                                             883
             46   Sony Corp. (f) +                                               1,686
             42   Suzuki Motor Corp. (f) +                                         774
             43   Tokyo Electric Power Co. (f) +                                 1,023
             36   Toyota Motor Corp. (f) +                                       1,386
              1   UFJ Holdings, Inc. (f) +                                       3,728
                                                                       ---------------
                                                                                28,600

                  NORWAY -- 0.9%
             87   Statoil ASA (f) +                                              1,328

                  PORTUGAL -- 1.0%
            127   Portugal Telecom SGPS SA (f) +                                 1,579

                  SINGAPORE -- 1.6%
            123   DBS Group Holdings LTD (f) +                                   1,188
            823   Singapore Telecommunications LTD (f) +                         1,283
                                                                       ---------------
                                                                                 2,471

                  SOUTH KOREA -- 2.6%
             57   Kookmin Bank, ADR * +                                          2,485
              2   Samsung Electronics Co., LTD, GDR, # +                           390
             10   Samsung SDI Co., LTD (f) +                                     1,049
                                                                       ---------------
                                                                                 3,924

                  SPAIN -- 2.1%
             61   Iberdrola SA (f) +                                             1,504
             57   Industria de Diseno Textil, SA (f) +                           1,622
                                                                       ---------------
                                                                                 3,126

                  SWEDEN -- 1.7%
             38   Atlas Copco AB, Class A (f) +                                  1,764
             19   SKF AB, Ser. B +                                                 854
                                                                       ---------------
                                                                                 2,618

                  SWITZERLAND -- 6.3%
             61   Compagnie Financiere Richemont AG,                             1,921
                  Class A (f) +
             25   Roche Holding AG (f) +                                         2,623
             13   Synthes, Inc. * (f) +                                          1,447
             30   UBS AG (f) +                                                   2,479
              6   Zurich Financial Services AG (f) +                             1,038
                                                                       ---------------
                                                                                 9,508

                  TAIWAN -- 1.5%
             47   Hon Hai Precision Industry Co., GDR +                            414
            537   United Microelectronics Corp., ADR * +                         1,895
                                                                       ---------------
                                                                                 2,309

                  THE NETHERLANDS -- 6.3%
            100   ING Groep NV (f) +                                             2,897
            372   Koninklijke KPN NV (f) +                                       3,586
             12   Koninklijke Numico NV * (f) +                                    468
             52   Koninklijke Philips Electronics NV (f) +                       1,366
             37   Koninklijke Wessanen NV (f) +                                    527
             25   TPG NV (f) +                                                     673
                                                                       ---------------
                                                                                 9,517

                  UNITED KINGDOM -- 24.1%
             72   AstraZeneca PLC (f) +                                          2,691
            118   BBA Group PLC (f) +                                              718
            200   BP PLC (f) +                                                   1,984
             35   British American Tobacco PLC (f) +                               605
            115   British Sky Broadcasting PLC (f) +                             1,222
            238   Cadbury Schweppes PLC (f) +                                    2,137
            181   Centrica PLC (f) +                                               796
            294   HSBC Holdings PLC (f) +                                        4,868
             38   Imperial Tobacco Group PLC (f) +                               1,009
            131   Rank Group PLC (f) +                                             664
             92   Reckitt Benckiser PLC (f) +                                    2,751
            195   Royal Bank of Scotland Group PLC (f) +                         6,462
             60   SABMiller PLC (f) +                                              923
             79   Scottish Power PLC (f) +                                         632
            600   Tesco PLC (f) +                                                3,491
          2,077   Vodafone Group PLC (f) +                                       5,369
                                                                       ---------------
                                                                                36,322
                  --------------------------------------------------------------------
                  Total Common Stocks
                  (Cost $117,406)                                              146,712
                  --------------------------------------------------------------------

     PRINCIPAL
      AMOUNT
--------------------------------------------------------------------------------------
      SHORT - TERM INVESTMENTS -- 0.3%

                  U.S. TREASURY SECURITY -- 0.3%
 $         470    U.S Treasury Bill, 2.16%, 2/24/05 @
                  (Cost $469)                                                      469
--------------------------------------------------------------------------------------
                  TOTAL INVESTMENTS -- 97.4%
                  (COST $117,875)                                      $       147,181
                  OTHER ASSETS IN EXCESS OF LIABILITIES -- 2.6%                  3,973
--------------------------------------------------------------------------------------
                  NET ASSETS -- 100.0%                                 $       151,154
--------------------------------------------------------------------------------------

                  Percentages indicated are based on net assets.

   SUMMARY OF INVESTMENTS BY INDUSTRY, JANUARY 31, 2005

   The following represents the allocations by industry for common stocks and other investments based on net assets:

      INDUSTRY                                                                 PERCENTAGE
   -------------------------------------------------------------------------------------
   Banking                                                                          17.5%
   Telecommunications                                                                9.2
   Oil & Gas                                                                         7.2
   Electronics/Electrical Equipment                                                  5.8
   Pharmaceuticals                                                                   5.6
   Chemicals                                                                         5.1
   Consumer Products                                                                 4.8
   Retailing                                                                         4.6
   Utilities                                                                         4.6
   Automotive                                                                        4.2
   Insurance                                                                         4.2
   Food/Beverage Products                                                            2.4
   Distribution                                                                      1.8
   Machinery & Engineering Equipment                                                 1.7
   Real Estate                                                                       1.7
   Computers/Computer Hardware                                                       1.6
   Semi-Conductors                                                                   1.5
   Financial Services                                                                1.5
   Multi-Media                                                                       1.2
   Office/Business Equipment                                                         1.2
   Diversified                                                                       1.2
   Steel                                                                             1.1
   Construction Materials                                                            1.1
   Toys & Games                                                                      1.0
   Health Care/Health Care Services                                                  1.0
   Other (below 1%)                                                                  4.6
   -------------------------------------------------------------------------------------
   Total                                                                            97.4%
   -------------------------------------------------------------------------------------

FUTURES CONTRACTS
 (AMOUNTS IN THOUSANDS, EXCEPT NUMBER OF CONTRACTS)

                                                                       NOTIONAL      UNREALIZED
   NUMBER                                                              VALUE AT     APPRECIATION/
     OF                                                EXPIRATION      1/31/05     (DEPRECIATION)
  CONTRACTS  DESCRIPTION                                  DATE          (USD)           (USD)
---------------------------------------------------------------------------------------------------
             LONG FUTURES OUTSTANDING
         25  DJ Euro Stoxx                            March, 2005       $    976   $             18
          5  FTSE 100 Index                           March, 2005            455                 10
          4  Topix Index                              March, 2005            441                 13

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                                                                   NET UNREALIZED
                                              SETTLEMENT           VALUE            APPRECIATION
                          SETTLEMENT            VALUE            AT 1/31/05        (DEPRECIATION)
 CONTRACTS TO BUY            DATE               (USD)              (USD)               (USD)
---------------------------------------------------------------------------------------------------
            8,413   AUD        2/7/05   $              6,381   $        6,518    $              137
            1,688   CHF        2/7/05                  1,486            1,420                   (66)
            1,630   CHF       5/10/05                  1,380            1,379                    (1)
            8,114   EUR        2/7/05                 10,307           10,578                   271
            1,295   GBP        2/7/05                  2,430            2,442                    12
            2,345   HKD       5/10/05                    302              302                     -^
          461,770   JPY        2/7/05                  4,381            4,465                    84
                                        --------------------   --------------    ------------------
                                        $             26,667   $       27,104    $              437
                                        ====================   ==============    ==================

                                                                                     NET UNREALIZED
                                              SETTLEMENT           VALUE              APPRECIATION
                          SETTLEMENT            VALUE            AT 1/31/05          (DEPRECIATION)
CONTRACTS TO SELL            DATE               (USD)              (USD)                 (USD)
---------------------------------------------------------------------------------------------------
            3,233   CHF        2/7/05   $              2,687   $        2,720    $              (33)
            4,646   EUR        2/7/05                  6,096            6,057                    39
              920   EUR       5/10/05                  1,201            1,201                     -^
            1,799   GBP        2/7/05                  3,288            3,393                  (105)
           36,516   HKD        2/7/05                  4,713            4,683                    30
          188,853   JPY        2/7/05                  1,820            1,826                    (6)
            4,917   NOK        2/7/05                    765              774                    (9)
            1,167   SEK        2/7/05                    164              167                    (3)
            2,930   SGD        2/7/05                  1,761            1,791                   (30)
                                        --------------------   --------------    ------------------
                                        $             22,495   $       22,612    $             (117)
                                        ====================   ==============    ==================

^ Amount rounds to less than one thousand.

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at January 31, 2005, are as follows (amounts in thousands):

                                GROSS                 GROSS              NET UNREALIZED
      AGGREGATE              UNREALIZED            UNREALIZED             APPRECIATION
         COST               APPRECIATION          DEPRECIATION           (DEPRECIATION)
---------------------------------------------------------------------------------------------
$           117,875     $             30,434    $          (1,128)     $               29,306

Abbreviations:
*          -    Non-income producing security.
+          -    All or a portion of this security is segregated with the
                custodian for TBA, when issued, delayed delivery securities, swaps, or unsettled trades.
#          -    All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers.
@          -    Security is fully or partially segregated with the broker as collateral for futures.
(f)        -    Fair valued investment. The following are approximately the market value and percentage of the investments, based on net assets, that are fair valued (amounts in thousands):

                        MARKET VALUE                PERCENTAGE
                     -----------------------------------------
                        $  132,878                      87.91%

ADR        -    American Depositary Receipt.
AUD        -    Australian Dollar.
CHF        -    Swiss Franc.
EUR        -    Euro.
GBP        -    Great Britain Pound.
GDR        -    Global Depositary Receipt.
HKD        -    Hong Kong Dollar.
JPY        -    Japanese Yen.
NOK        -    Norwegian Krone.
SEK        -    Swedish Krona.
SGD        -    Singapore Dollar.
USD        -    United States Dollar.

FOR A DESCRIPTION OF THE FUND'S ACCOUNTING POLICIES, SEE NOTES TO FINANCIAL STATEMENTS INCLUDED IN THE FUND'S OCTOBER 31, 2004 ANNUAL REPORT.

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Fleming Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

(C) J.P. Morgan Chase & Co., 2005.

                         JPMORGAN INTREPID EUROPEAN FUND

               (FORMERLY JPMORGAN FLEMING INTREPID EUROPEAN FUND)

                 SCHEDULE OF INVESTMENTS AS OF JANUARY 31, 2005

                                   (UNAUDITED)

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

(C) J.P. Morgan Chase & Co., 2005.

JPMORGAN INTREPID EUROPEAN FUND
(FORMERLY JPMORGAN FLEMING INTREPID EUROPEAN FUND)
PORTFOLIO OF INVESTMENTS

As of January 31, 2005 (Unaudited)

    SHARES        ISSUER                                                    VALUE
--------------------------------------------------------------------------------------
      LONG - TERM INVESTMENTS -- 98.9%

                  COMMON STOCKS -- 98.9%
                  AUSTRIA -- 3.1%
         13,392   Bank Austria Creditanstalt AG (f)                    $     1,165,589
          6,918   OMV AG (f)                                                 2,157,460
          5,152   Voest-Alpine AG (f)                                          390,984
                                                                       ---------------
                                                                             3,714,033

                  BELGIUM -- 2.4%
         28,297   Belgacom SA * (f)                                          1,170,204
         42,196   Fortis Group (f)                                           1,139,813
          6,558   NV Umicore SA (f)                                            586,346
                                                                       ---------------
                                                                             2,896,363

                  DENMARK -- 1.0%
         28,496   TDC A/S (f)                                                1,185,426

                  FINLAND -- 0.8%
         19,556   Outokumpu OYJ (f)                                            346,463
         16,687   Stora Enso OYJ, R Shares (f)                                 240,662
         16,757   UPM-Kymmene OYJ (f)                                          353,705
                                                                       ---------------
                                                                               940,830

                  FRANCE -- 13.1%
         16,370   Alcatel SA * (f)                                             234,786
        784,654   Alstom *                                                     726,213
         99,521   AXA (f)                                                    2,416,716
         18,604   Cap Gemini SA * (f)                                          602,157
          9,158   Compagnie Generale de Geophysique SA * (f)                   697,639
         17,638   Eramet                                                     1,620,937
         26,409   France Telecom SA (f)                                        829,329
          8,432   Imerys SA (f)                                                705,067
          2,283   Lafarge SA (f)                                               235,693
         34,591   Nexity *                                                   1,217,460
        156,007   Rhodia SA * (f)                                              354,553
          7,727   Sanofi-Aventis (f)                                           575,460
         68,268   Suez SA (f)                                                1,839,136
          2,114   Technip SA (f)                                               355,094
          8,194   Total SA (f)                                               1,761,290
         38,419   Veolia Environnement (f)                                   1,375,247
                                                                       ---------------
                                                                            15,546,777

                  GERMANY -- 12.7%
         15,947   Allianz AG (f)                                             1,896,199
         58,318   Commerzbank AG * (f)                                       1,240,242
         26,480   Deutsche Lufthansa AG * (f)                                  369,072
         45,695   Deutsche Post AG (f)                                       1,058,670

         40,302   Deutsche Postbank AG *                                     1,803,024
         44,686   Deutsche Telekom AG * (f)                                    967,136
         26,975   E.ON AG (f)                                                2,413,114
         30,200   Hannover Rueckversicherungs AG (f)                         1,164,167
         29,586   Hypo Real Estate Holding * (f)                             1,169,376
         23,922   Infineon Technologies AG * (f)                               221,804
         41,948   RWE AG (f)                                                 2,421,791
         16,472   Thyssenkrupp AG (f)                                          351,469
                                                                       ---------------
                                                                            15,076,064

                  GREECE -- 3.9%
         41,863   Alpha Bank A.E. (f)                                        1,413,407
         18,317   Cosmote Mobile Communications SA                             347,173
         24,592   EFG Eurobank Ergasias SA (f)                                 793,425
         54,663   Hellenic Petroleum SA (f)                                    615,836
         34,071   National Bank of Greece SA (f)                             1,150,670
         13,456   OPAP SA                                                      360,283
                                                                       ---------------
                                                                             4,680,794

                  HUNGARY -- 3.7%
         18,158   MOL Magyar Olaj-es Gazipari Rt. (f) *                      1,214,040
         98,867   OTP Bank RT *                                              3,199,300
                                                                       ---------------
                                                                             4,413,340

                  IRELAND -- 0.8%
         36,150   Bank of Ireland (f)                                          574,895
         22,777   Depfa Bank PLC (f)                                           400,947
                                                                       ---------------
                                                                               975,842

                  ITALY -- 5.7%
        194,921   Banca Intesa SPA *                                           805,533
         72,180   ENI-Ente Nazionale Idrocarburi SPA (f)                     1,760,205
         22,820   Pirelli & Co. Real Estate SPA (f)                          1,257,159
        320,157   Risanamento SPA (f)                                          904,846
         30,739   Saipem SPA (f)                                               389,123
        424,971   Telecom Italia SPA (f)                                     1,685,319
                                                                       ---------------
                                                                             6,802,185

                  LUXEMBOURG -- 0.3%
         16,357   Arcelor SA (f)                                               365,399

                  NORWAY -- 6.7%
         35,338   Aker Kvaerner ASA *                                        1,017,882
         13,788   Aker Yards AS *                                              358,088
         27,838   Golar LNG LTD * (f)                                          376,581
         15,287   Norsk Hydro ASA (f)                                        1,167,015
         79,391   Ocean Rig ASA *                                              431,116
         14,218   Petroleum Geo-Services ASA * (f)                             989,682
         28,290   ProSafe ASA (f)                                              826,496
         26,087   Smedvig ASA, A Shares (f)                                    440,224
         76,910   Statoil ASA (f)                                            1,172,495
         98,019   Yara International ASA * (f)                               1,159,244
                                                                       ---------------
                                                                             7,938,823

                  SPAIN -- 3.1%
         23,090   Acerinox SA (f)                                              351,882

         59,201   Banco Bilbao Vizcaya Argentaria SA (f)                       998,676
         26,095   Fadesa Inmobiliaria SA * (f)                                 590,718
         12,180   Metrovacesa SA (f)                                           600,706
         46,551   Repsol YPF SA (f)                                          1,191,551
                                                                       ---------------
                                                                             3,733,533

                  SWEDEN -- 4.2%
          8,739   Atlas Copco AB, Class B (f)                                  376,504
        279,486   Boliden AB * (f)                                           1,247,415
         17,526   Holmen AB, B Shares (f)                                      585,070
         30,921   JM AB                                                        851,952
         47,250   Lundin Petroleum AB * (f)                                    300,764
        131,955   Skandia Forsakrings AB (f)                                   684,356
         14,683   Ssab Svenskt Stal AB, Ser. A (f)                             351,240
        103,208   TeliaSonera AB (f)                                           585,790
                                                                       ---------------
                                                                             4,983,091

                  SWITZERLAND -- 6.5%
         30,156   Ciba Specialty Chemicals AG (f)                            2,182,639
        105,095   Clariant AG (f)                                            1,726,862
          9,729   Novartis AG (f)                                              467,027
         11,168   Swiss Life Holding * (f)                                   1,679,370
          3,553   Syngenta AG * (f)                                            382,466
         75,192   Xstrata PLC (f)                                            1,313,626
                                                                       ---------------
                                                                             7,751,990

                  THE NETHERLANDS -- 7.2%
        126,391   Aegon NV (f)                                               1,715,741
        126,269   Buhrmann NV (f)                                            1,301,390
         18,101   Corio NV (f)                                               1,057,094
          4,187   Fugro NV (f)                                                 371,299
         39,559   ING Groep NV (f)                                           1,140,705
         19,518   Rodamco Europe NV (f)                                      1,481,038
         25,607   Royal Dutch Petroleum Co. (f)                              1,496,065
                                                                       ---------------
                                                                             8,563,332

                  UNITED KINGDOM -- 23.7%
         58,291   Amvescap PLC (f)                                             384,611
         50,136   Anglo American PLC (f)                                     1,167,686
         54,769   Antofagasta PLC (f)                                        1,262,157
        148,604   Aviva PLC (f)                                              1,781,631
         99,996   BHP Billiton PLC (f)                                       1,241,760
        152,700   BP PLC (f)                                                 1,515,428
         38,387   Britannic Group PLC                                          360,561
        188,675   British Airways PLC * (f)                                    947,010
        150,462   BT Group PLC (f)                                             592,177
         44,771   Burren Energy PLC * (f)                                      394,268
        345,201   Corus Group PLC * (f)                                        349,991
         89,435   Firstgroup PLC                                               621,176
        589,405   Friends Provident PLC (f)                                  1,776,954
         10,457   GlaxoSmithKline PLC (f)                                      231,315
        577,635   International Power PLC * (f)                              1,834,325
        131,955   John Wood Group PLC (f)                                      360,362
        930,927   Legal & General Group PLC (f)                              2,019,854

        124,612   National Grid Transco PLC (f)                              1,214,085
        249,853   Old Mutual PLC (f)                                           594,750
         33,606   Premier Oil PLC *                                            364,777
         40,353   Rio Tinto PLC (f)                                          1,263,584
        123,685   Serco Group PLC (f)                                          580,750
        239,189   Shell Transport & Trading Co., PLC (f)                     2,101,333
         68,182   Stolt Offshore SA * (f)                                      478,157
          4,800   TI Automotive LTD, Class A * (f) (i)                               0
        305,489   Tullow Oil PLC (f)                                           906,587
        146,667   United Utilities PLC (f)                                   1,773,863
        174,582   Vedanta Resources PLC (f)                                  1,351,305
         41,915   Viridian Group PLC (f)                                       600,872
                                                                       ---------------
                                                                            28,071,329
                  --------------------------------------------------------------------
                  Total Common Stocks
                  (Cost $102,494,410)                                      117,639,151
                  --------------------------------------------------------------------
                  TOTAL INVESTMENTS -- 98.9%
                  (COST $102,494,410)                                  $   117,639,151
                  OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.1%              1,341,549
                  --------------------------------------------------------------------
                  NET ASSETS -- 100.0%                                 $   118,980,700
                  --------------------------------------------------------------------

                  Percentages indicated are based on net assets.

SHARES            COLLATERAL INVESTMENTS                                         VALUE
--------------------------------------------------------------------------------------
                  MONEY MARKET FUND (c)
      5,500,000   Barclays Global Investors                            $     5,500,000
                  Prime Money Market Fund

PRINCIPAL
AMOUNT
(USD)
--------------------------------------------------------------------------------------
                  REPURCHASE AGREEMENT (c)
$     7,204,340   Bank of America Securities LLC,
                  2.52%, dated 01/31/05, due 02/01/05, proceeds
                  $7,204,844 secured by U.S. Government Agency
                  Securities                                                 7,204,340
                  --------------------------------------------------------------------
                                                                       $    12,704,340
                  --------------------------------------------------------------------

SUMMARY OF INVESTMENTS BY INDUSTRY, JANUARY 31, 2005

The following represents the allocations by industry for common stocks and other investments based on net assets:

INDUSTRY                                                                    PERCENTAGE
--------------------------------------------------------------------------------------
Oil & Gas                                                                         19.4%
Insurance                                                                         14.5
Banking                                                                           13.3
Utilities                                                                         11.3
Metals/Mining                                                                      9.9
Real Estate                                                                        6.0
Telecommunications                                                                 5.9
Chemicals                                                                          4.9
Construction                                                                       2.7
Transportation                                                                     1.7
Steel                                                                              1.5
Airlines                                                                           1.1
Distribution                                                                       1.1
Pharmaceuticals                                                                    1.1
Paper/Forest Products                                                              1.0
Other (below 1%)                                                                   3.5
--------------------------------------------------------------------------------------
Total                                                                             98.9%
--------------------------------------------------------------------------------------

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at January 31, 2005, are as follows:

                          GROSS                GROSS             NET UNREALIZED
    AGGREGATE           UNREALIZED           UNREALIZED           APPRECIATION
       COST            APPRECIATION         DEPRECIATION         (DEPRECIATION)
-------------------------------------------------------------------------------------
$  102,494,410    $         15,433,420   $         (288,679)  $            15,144,741

Abbreviations:
*       -  Non-income producing security.
(c)     -  Investment of cash collateral for portfolio securities on loan.
(f)     -  Fair valued investment.  The following are approximately the market value and percentage of the investments, based on net assets, that are fair valued

                    MARKET VALUE           PERCENTAGE
                   ----------------------------------
                   $    103,553,676             87.03%

USD     -  United States Dollar.

FOR A DESCRIPTION OF THE FUND'S ACCOUNTING POLICIES, SEE NOTES TO FINANCIAL STATEMENTS INCLUDED IN THE FUND'S OCTOBER 31, 2004 ANNUAL REPORT.

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

(C) J.P. Morgan Chase & Co., 2005.

                       JPMORGAN INTERNATIONAL GROWTH FUND

              (FORMERLY JPMORGAN FLEMING INTERNATIONAL GROWTH FUND)

                 SCHEDULE OF INVESTMENTS AS OF JANUARY 31, 2005

                                   (UNAUDITED)

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

JPMorgan Distribution Services, Inc.

(C) JPMorgan Chase & Co., 2005.

JPMORGAN INTERNATIONAL GROWTH FUND
(FORMERLY JPMORGAN FLEMING INTERNATIONAL GROWTH FUND)
PORTFOLIO OF INVESTMENTS

As of January 31, 2005 (Unaudited)

      SHARES      ISSUER                                                       VALUE
--------------------------------------------------------------------------------------
               LONG - TERM INVESTMENTS - 97.0%

                  COMMON STOCKS -- 96.0%

                  AUSTRALIA-- 1.2%
          3,165   News Corp., LTD                                      $        55,424

                  BRAZIL -- 1.5%
          2,400   Companhia Vale Do Rio Doce, ADR                               72,600

                  CHINA -- 1.0%
         70,000   China Life Insurance Co., LTD * (f)                           46,756

                  FINLAND -- 1.0%
          3,170   Nokia OYJ (f)                                                 48,505

                  FRANCE -- 5.2%
            770   BNP Paribas (f)                                               55,556
          1,020   Dassault Systemes SA (f)                                      47,553
            660   Total SA (f)                                                 141,888
                                                                       ---------------
                                                                               244,997

                  GERMANY -- 7.1%
            890   Altana AG (f)                                                 52,215
          1,530   Bayerische Motoren Werke AG (f)                               64,184
          1,000   Deutsche Boerse AG (f)                                        62,221
            680   SAP AG (f)                                                   105,714
            750   Schering AG (f)                                               50,724
                                                                       ---------------
                                                                               335,058

                  HONG KONG -- 2.8%
         10,500   Esprit Holdings LTD (f)                                       60,714
          4,400   HSBC Holdings PLC (Hong Kong Registered Shares) (f)           72,990
                                                                       ---------------
                                                                               133,704

                  IRELAND -- 1.3%
          2,500   Anglo Irish Bank Corp., PLC (f)                               60,899

                  JAPAN -- 22.3%
          2,400   Canon, Inc. (f)                                              125,354
          2,700   Chugai Pharmaceutical Co., LTD (f)                            42,643
          1,600   Credit Saison Co., LTD (f)                                    54,338
          2,000   Daikin Industries LTD (f)                                     53,884
             35   eAccess LTD * (f)                                             35,501
          1,100   Fanuc LTD (f)                                                 74,212

          2,000   Fujisawa Pharmaceutical Co., LTD (f)                          51,574
            800   Hoya Corp. (f)                                                82,497
              8   Mitsubishi Tokyo Financial Group, Inc. (f)                    75,705
         17,000   Nikko Cordial Corp. (f)                                       80,367
          1,200   Nitto Denko Corp. (f)                                         63,902
          4,000   Sharp Corp. (f)                                               61,304
          1,800   Shin-Etsu Chemical Co., LTD (f)                               71,174
            500   SMC Corp. (f)                                                 58,401
          9,000   Sumitomo Corp. (f)                                            77,207
            610   Takefuji Corp. (f)                                            42,815
                                                                       ---------------
                                                                             1,050,878

                  LUXEMBOURG -- 1.2%
          4,700   SES Global SA, FDR                                            58,703

                  MEXICO -- 2.5%
            900   America Movil SA de CV, Ser. L, ADR                           47,754
          1,300   Fomento Economico Mexicano SA de CV, ADR                      69,888
                                                                       ---------------
                                                                               117,642

                  SOUTH KOREA -- 2.0%
            320   Samsung Electronics Co., LTD, GDR                             76,800
             80   Samsung Electronics Co., LTD, GDR, #                          19,308
                                                                       ---------------
                                                                                96,108

                  SPAIN -- 5.8%
          2,010   Altadis SA (f)                                                87,765
          2,000   Gestevision Telecinco SA *                                    43,285
          7,900   Telefonica SA (f)                                            143,819
                                                                       ---------------
                                                                               274,869

                  SWEDEN -- 2.0%
         32,000   Telefonaktiebolaget LM Ericsson, B Shares * (f)               93,972

                  SWITZERLAND -- 13.4%
          1,860   Adecco SA (f)                                                 96,663
            270   Kuehne & Nagel International AG (f)                           55,268
            220   Nestle SA (f)                                                 57,789
          2,650   Novartis AG (f)                                              127,204
          1,605   Roche Holding AG (f)                                         171,210
          1,510   UBS AG (f)                                                   122,777
                                                                       ---------------
                                                                               630,911

                  UNITED KINGDOM -- 25.7%
          4,900   Barclays PLC (f)                                              53,815
         16,060   BG Group PLC (f)                                             109,827
          5,800   British Sky Broadcasting PLC (f)                              61,891
         11,250   Centrica PLC (f)                                              49,539
          8,470   GlaxoSmithKline PLC (f)                                      187,397
          5,585   Intertek Group PLC (f)                                        76,984
         12,787   Kingfisher PLC (f)                                            73,671
          1,500   Royal Bank of Scotland Group PLC (f)                          49,817
          8,800   Smith & Nephew PLC (f)                                        86,216
          3,800   Standard Chartered PLC (f)                                    69,869

         11,800   Tesco PLC (f)                                                 68,647
         79,000   Vodafone Group PLC (f)                                       204,236
         14,500   William Morrison Supermarkets PLC (f)                         55,097
          2,800   Wolseley PLC (f)                                              58,085
                                                                       ---------------
                                                                             1,205,091
                  --------------------------------------------------------------------
                  Total Common Stocks
                  (Cost $3,787,742)                                          4,526,117
                  --------------------------------------------------------------------

                  PREFERRED STOCKS -- 1.0%
                  GERMANY -- 1.0%
             73   Porsche AG (f)
                  (Cost $29,372)                                                47,609
--------------------------------------------------------------------------------------
                  TOTAL INVESTMENTS -- 97.0%
                  (COST $3,817,114)                                    $     4,573,726
                  OTHER ASSETS IN EXCESS OF LIABILITIES -- 3.0%                140,340
--------------------------------------------------------------------------------------
                  NET ASSETS -- 100.0%                                 $     4,714,066
--------------------------------------------------------------------------------------

                  Percentages indicated are based on net assets.

SUMMARY OF INVESTMENTS BY INDUSTRY, JANUARY 31, 2005

The following represents the allocations by industry for common stocks and other investments based on net assets:

INDUSTRY                                                                 PERCENTAGE
--------------------------------------------------------------------------------------
Pharmaceuticals                                                                   14.5%
Telecommunications                                                                12.6
Banking                                                                           11.9
Electronics/Electrical Equipment                                                   6.1
Retailing                                                                          5.5
Oil & Gas                                                                          5.3
Financial Services                                                                 5.1
Business Services                                                                  3.7
Health Care/Health Care Services                                                   3.6
Distribution                                                                       2.9
Chemicals                                                                          2.9
Food/Beverage Products                                                             2.7
Office/Business Equipment                                                          2.7
Automotive                                                                         2.4
Computers/Computer Hardware                                                        2.2
Broadcasting/Cable                                                                 2.2
Consumer Products                                                                  1.9
Metals/Mining                                                                      1.5
Multi-Media                                                                        1.2
Transportation                                                                     1.2
Construction                                                                       1.1
Utilities                                                                          1.1
Computer Software                                                                  1.0
Insurance                                                                          1.0
Other (below 1%)                                                                   0.7
--------------------------------------------------------------------------------------
Total                                                                             97.0%
--------------------------------------------------------------------------------------

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at January 31, 2005, are as follows:

                             GROSS                GROSS              NET UNREALIZED
      AGGREGATE            UNREALIZED           UNREALIZED            APPRECIATION
        COST              APPRECIATION         DEPRECIATION          (DEPRECIATION)
--------------------------------------------------------------------------------------
$       3,817,114          $   813,835         $    (57,223)         $      756,612

Abbreviations:
*          -   Non-income producing security.
#          -   All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers.
ADR        -   American Depositary Receipt.
FDR        -   Fiduciary Depositary Receipt.
GDR        -   Global Depositary Receipt.
(f)        -   Fair valued investment.  The following are approximately the market value and percentage of the investments, based on net assets, that are fair valued

                           MARKET VALUE                  PERCENTAGE
                           ------------------------------------------
                            $  4,129,964                       87.61%

FOR A DESCRIPTION OF THE FUND'S ACCOUNTING POLICIES, SEE NOTES TO FINANCIAL STATEMENTS INCLUDED IN THE FUND'S OCTOBER 31, 2004 ANNUAL REPORT

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

JPMorgan Distribution Services, Inc.

(C) JPMorgan Chase & Co., 2005.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                        J.P. Morgan Mutual Fund Group
            ---------------------------------------------------------

By (Signature and Title)   /s/ Stephanie J. Dorsey
                        ---------------------------------------------
                                    Stephanie J. Dorsey, Treasurer

Date   March 28, 2005
    ----------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ Stephanie J. Dorsey
                        ---------------------------------------------
                                    Stephanie J. Dorsey, Treasurer

Date   March 28, 2005
    ----------------------------------------

By (Signature and Title)   /s/ George C. W. Gatch
                        ---------------------------------------------
                                    George C.W. Gatch, President

Date   March 28, 2005
    ----------------------------------------